Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Significant Accounting Policies
Basis of Combination:
The Consolidated Financial Statements include the combined assets, liabilities, revenues and expenses related to TimkenSteel as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013 and 2012. All significant intercompany accounts and transactions within TimkenSteel have been eliminated in the preparation of the Consolidated Financial Statements. All significant intercompany transactions with Timken prior to the spinoff are deemed to have been paid in the period the cost was incurred.
Revenue Recognition:
TimkenSteel recognizes revenue when title passes to the customer, which includes related party sales to Timken and its subsidiaries for the periods prior to spinoff. This occurs at the shipping point except for goods sold by certain foreign entities and certain exported goods, where title passes when the goods reach their destination. Selling prices are fixed based on purchase orders or contractual arrangements. Shipping and handling costs billed to customers are included in net sales and the related costs are included in cost of products sold in the Consolidated Statements of Income.
Cash Equivalents:
TimkenSteel considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Allowance for Doubtful Accounts:
TimkenSteel maintains an allowance for doubtful accounts, which represents an estimate of the losses expected from the accounts receivable portfolio, to reduce accounts receivable to their net realizable value. The allowance is based upon historical trends in collections and write-offs, management’s judgment of the probability of collecting accounts and management’s evaluation of business risk. TimkenSteel extends credit to customers satisfying pre-defined credit criteria. TimkenSteel believes it has limited concentration of credit risk due to the diversity of its customer base.
Inventories, Net:
Inventories are valued at the lower of cost or market. The majority of TimkenSteel’s domestic inventories are valued by the last-in, first-out (LIFO) method. The remaining inventories, including manufacturing supplies inventory as well as international (outside the United States) inventories are valued by the first-in, first-out (FIFO), average cost or specific identification methods.
Property, Plant and Equipment, Net:
Property, plant and equipment, net are valued at cost less accumulated depreciation. Maintenance and repairs are charged to expense as incurred. The provision for depreciation is computed principally by the straight-line method based upon the estimated useful lives of the assets. The useful lives are approximately 30 years for buildings and three to 20 years for machinery and equipment.
Intangible Assets, Net:
Intangible assets subject to amortization are amortized on a straight-line method over their legal or estimated useful lives, with useful lives ranging from three to 20 years. Indefinite-lived intangible assets not subject to amortization are tested for impairment at least annually. TimkenSteel performs its annual impairment test as of October 1 after the annual forecasting process is completed. Furthermore, indefinite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable in accordance with accounting rules related to goodwill and other intangible assets.
In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 350-40, “Internal-Use Software”, (ASC 350-40), TimkenSteel capitalizes certain costs incurred for computer software developed or obtained for internal use. TimkenSteel capitalizes substantially all external costs and qualifying internal costs related to the purchase and implementation of software projects used for business operations. Capitalized software costs primarily include purchased software and external consulting fees. Capitalized software projects are amortized over the estimated useful lives of the software. Historically, TimkenSteel inappropriately reported capitalized software as a component of property, plant and equipment. Capitalized software amounting to $17.8 million at December 31, 2013 was reclassified from property, plant and equipment, net to intangibles assets, net to conform to ASC 350-40 and the current year presentation. This immaterial classification misstatement had no impact on total assets as of December 31, 2013.
Long-lived Asset Impairment:
Long-lived assets (including tangible assets and intangible assets subject to amortization) are reviewed for impairment when events or changes in circumstances have occurred indicating that the carrying value of the assets may not be recoverable.
TimkenSteel tests recoverability of long-lived assets at the lowest level for which there are identifiable cash flows that are independent from the cash flows of other assets. TimkenSteel reviews product lines, plants, and subsidiaries, as well as individual assets for impairment. Assets and asset groups held and used are measured for recoverability by comparing the carrying amount of the asset or asset group to the sum of future undiscounted net cash flows expected to be generated by the asset or asset group.
Assumptions and estimates about future values and remaining useful lives of TimkenSteel’s long-lived assets are complex and subjective. They can be affected by a variety of factors, including external factors such as industry and economic trends and internal factors such as changes in TimkenSteel’s business strategy and internal forecasts.
If an asset or asset group is considered to be impaired, the impairment loss that would be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets. To determine fair value, TimkenSteel would use internal cash flow estimates discounted at an appropriate interest rate, third party appraisals, as appropriate, and/or market prices of similar assets, when available.
TimkenSteel recorded a $0.3 million write-off of certain capitalized costs related to a discontinued real estate transaction in 2014. In 2013, TimkenSteel recorded a write-down of $0.6 million related to the discontinued use of certain machinery and equipment. There were no impairments recognized for the year ended December 31, 2012.
Product Warranties:
TimkenSteel accrues liabilities for warranties based upon specific claim incidents in accordance with accounting rules relating to contingent liabilities. Should TimkenSteel become aware of a specific potential warranty claim for which liability is probable and reasonably estimable, a specific charge is recorded and accounted for accordingly. TimkenSteel has no significant warranty claims for the years ended December 31, 2014, 2013 and 2012.
Income Taxes:
For the periods ending prior to and on June 30, 2014, income taxes, as presented herein, attribute current and deferred income taxes of Timken to the TimkenSteel stand-alone financial statements in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the FASB ASC Topic 740, “Accounting for Income Taxes” (ASC 740). Accordingly, the TimkenSteel income tax provision was prepared following the “separate return method.” The separate return method applies ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise. As a result, actual tax transactions included in the financial statements of Timken may not be included in the Consolidated Financial Statements of TimkenSteel. Similarly, the tax treatment of certain items reflected in the Consolidated Financial Statements of TimkenSteel may not be reflected in the financial statements and tax returns of Timken; therefore, such items as alternative minimum tax, net operating losses, credit carryforwards, and valuation allowances may exist in the stand-alone financial statements that may or may not exist in Timken’s financial statements.
Deferred tax assets and liabilities are recorded for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating loss and tax credit carryforwards. TimkenSteel recognizes valuation allowances against deferred tax assets by tax jurisdiction when it is more likely than not that such assets will not be realized. Accruals for uncertain tax positions are provided for in accordance with ASC 740. TimkenSteel recognizes interest and penalties related to uncertain tax positions as a component of income tax expense.
In general, the taxable income (loss) of various steel entities was included in Timken’s consolidated tax returns, where applicable, in jurisdictions around the world. As such, separate income tax returns were not prepared for any entities of TimkenSteel. Consequently, income taxes currently payable are deemed to have been remitted to Timken, in cash, in the period the liability arose and income taxes currently receivable are deemed to have been received from Timken in the period that a refund could have been recognized by TimkenSteel had TimkenSteel been a separate taxpayer. Accrued U.S. federal, state and certain foreign current income tax balances, including penalties and interest, are treated as being settled without payment as of the end of each year. Therefore, the settlement of the current income tax liability without payment is treated as a Parent contribution and is included in net transfer (to)/from Timken and affiliates in the accompanying Consolidated Statements of Changes in Equity.
Following the spinoff on June 30, 2014, TimkenSteel accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. TimkenSteel recognizes deferred tax assets to the extent that TimkenSteel believes these assets are more likely than not to be realized. In making such a determination, TimkenSteel considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If TimkenSteel determines that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, TimkenSteel would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes. TimkenSteel records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) TimkenSteel determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, TimkenSteel recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
TimkenSteel recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statements of Income. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheets.
Foreign Currency Translation:
Assets and liabilities of subsidiaries are translated at the rate of exchange in effect on the balance sheet date; income and expenses are translated at the average rates of exchange prevailing during the year. The related translation adjustments are reflected as a separate component of accumulated other comprehensive loss. Gains and losses resulting from foreign currency transactions are included in the Consolidated Statements of Income. TimkenSteel realized foreign currency exchange losses of $1.1 million in 2014, $0.1 million in 2013 and $0.4 million in 2012.
Net Parent Investment:
Prior to the spinoff, Timken’s net investment in TimkenSteel was presented as net parent investment in lieu of stockholder’s equity. The Consolidated Statements of Changes in Equity included net cash transfers and other property transfers between Timken and TimkenSteel. Timken performed cash management and other treasury related functions on a centralized basis for nearly all of its legal entities, which included TimkenSteel. The net parent investment account included assets and liabilities incurred by Timken on behalf of TimkenSteel such as accrued liabilities related to corporate allocations including administrative expenses for legal, accounting, treasury, information technology, human resources and other services. Other assets and liabilities recorded by Timken, whose related income and expense had been pushed down to TimkenSteel, were also included in net parent investment.
All intercompany transactions effected through net parent investment in the accompanying Consolidated Balance Sheets were considered cash receipts and payments and are reflected in financing activities in the accompanying Consolidated Statements of Cash Flows.
The following table is a reconciliation of the amounts presented in the Consolidated Statements of Changes in Equity as net transfer (to)/from Timken and affiliates and the amounts presented as net transfers from/(to) Timken and affiliates on the Consolidated Statements of Cash Flows.

Year Ended
December 31, 2014
Net transfer (to)/from Timken and affiliates - Equity	($62.0)
Dividend paid to Timken	50.0
Net transfer of (assets) and liabilities from Timken	25.0
Settlement of (assets) and liabilities with Timken	(9.2)
Net transfers from/(to) Timken and affiliates - Cash Flow	$3.8

Pension and Other Postretirement Benefits:
TimkenSteel recognizes an overfunded status or underfunded status (i.e., the difference between the fair value of plan assets and the benefit obligations) as either an asset or a liability for its defined benefit pension and postretirement benefit plans on the Consolidated Balance Sheets, with a corresponding adjustment to accumulated other comprehensive loss, net of tax. The adjustment to accumulated other comprehensive loss represents the current year net unrecognized actuarial gains and losses and unrecognized prior service costs. These amounts will be recognized in future periods as net periodic benefit cost.
Prior to the spinoff, certain of TimkenSteel’s employees participated in defined benefit pension and other postretirement benefit plans sponsored by Timken and accounted for by Timken in accordance with accounting guidance for defined benefit pension and other postretirement benefit plans. Expense allocations for these benefits were determined based on a review of personnel by business unit and based on allocations of corporate and other shared functional personnel.
Stock-Based Compensation:
TimkenSteel recognizes stock-based compensation expense based on the grant date fair value of the stock-based awards over their required vesting period on a straight-line basis, whether the award was granted with graded or cliff vesting. Stock options are issued with an exercise price equal to the opening market price of TimkenSteel common shares on the date of grant. The fair value of stock options is determined using a Black-Scholes option pricing model, which incorporates assumptions regarding the expected volatility, the expected option life, the risk-free interest rate and the expected dividend yield. The fair value of stock-based awards that will settle in TimkenSteel common shares, other than stock options, is based on the opening market price of TimkenSteel common shares on the grant date. The fair values of stock-based awards that will settle in cash are remeasured at each reporting period until settlement of the awards.
Derivative Instruments:
TimkenSteel recognizes all derivatives on the Consolidated Balance Sheets at fair value. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. Forward contracts on various foreign currencies may be entered into in order to manage the foreign currency exchange rate risk on forecasted revenue denominated in foreign currencies. Other forward exchange contracts on various foreign currencies may be entered into in order to manage the foreign currency exchange rate risk associated with certain of TimkenSteel’s commitments denominated in foreign currencies.
As of December 31, 2014 and 2013, TimkenSteel had foreign currency forward contracts with a fair value of less than $0.1 million based on level 2 inputs.
Research and Development:
Expenditures for TimkenSteel research and development amounted to $8.5 million, $9.4 million and $11.2 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were recorded as a component of selling, general and administrative expenses in the Consolidated Statements of Income. These expenditures may fluctuate from year to year depending on special projects and the needs of TimkenSteel and its customers.
Recent Accounting Pronouncements:
In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” This ASU is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. The amendments in this ASU are effective for reporting periods beginning after December 15, 2016, with early adoption permitted. The adoption of ASU 2014-15 did not affect the results of operations and financial condition of TimkenSteel.
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” which provides guidance for revenue recognition. This ASU affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets. This ASU will supersede the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, “Revenue Recognition-Construction-Type and Production-Type Contracts.” The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under today’s guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. The standard will be effective for TimkenSteel in the first quarter of fiscal year 2017. Early adoption is not permitted. TimkenSteel is currently evaluating the impact of the adoption of this accounting standard update on its results of operations and financial condition.
Use of Estimates:
The preparation of these Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. These estimates and assumptions are reviewed and updated regularly to reflect recent experience.